Other Postemployment-Components of Net Postemployment Cost/ (Benefit)(Detail) - Other Postemployment Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2	$ 2	$ 4
Interest cost	2	2	2
Actuarial losses / (gains)	14	(2)	1
Other	5	(1)	0
Defined benefit plan net cost / (benefit)	$ 23	$ 1	$ 7